Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Other Current Liabilities
Other current liabilities consist of the following:

	As at March 31,
	2023		2023		2022

	(In millions)
Contract liabilities (refer note 27 below)	US$	764.7	Rs.	62,838.5	Rs.	65,586.5
Statutory dues		463.0		38,041.7		41,437.5
Others		17.5		1,434.7		1,218.0

Total	US$	1,245.2	Rs.	102,314.9	Rs.	108,242.0